Average Annual Total Returns{- Communication Services Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-20 - Communication Services Portfolio	VIP Communication Services Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Communication Services Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Communication Services Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1526 Past 1 year	F1526 Past 5 years	F1526 Past 10 years
Total	35.40%	16.32%	12.39%	18.40%	15.22%	13.88%	29.02%	12.58%	10.61%